Financial Income (Expenses), Net - Schedule of Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Financial Income (Expenses), Net [Abstract]
Foreign currency exchange differences	$ (782)	$ (17)	$ (931)	$ (157)
Realized and unrealized gain (loss) on derivative instruments	2	(823)	(3)	(619)
Interest income on short-term deposits	712	1,088	1,551	2,322
Other	(11)	(23)	(23)	(83)
Total financial income (expenses), net	$ (79)	$ 225	$ 594	$ 1,463